Warrants (Tables)	12 Months Ended
Dec. 31, 2022
Class of Warrant or Right [Line Items]
Schedule Of Fair Value Of The Common Stock Warrant Liabilities Measured Using Black Scholes Approach
Significant inputs into the Black Scholes model used to value the Trinity Warrant liabilities at June 2, 2022, the exercise date, are as follows:

Valuation Assumptions - Trinity Warrant Liability	June 2, 2022

Stock price	$8.23
Strike price	$0.27
Volatility (annual)	105.10%
Risk-free rate	2.94%
Estimated time to expiration (years)	9.000
Dividend yield	—%

Summary of vesting status of the Customer Warrant
The vesting status of the Customer Warrant is as follows at December 31, 2022 and December 31, 2021:

	December 31,	December 31,
	2022	2021
Vested Customer warrants	1,340,297	1,072,237
Unvested Customer warrants	1,340,310	1,608,370

	2,680,607	2,680,607

Private Warrant [Member]
Class of Warrant or Right [Line Items]
Schedule Of Fair Value Of The Common Stock Warrant Liabilities Measured Using Black Scholes Approach
The fair value of the Private Warrant was measured using the Black Scholes model approach. Significant inputs into the respective models at March 2, 2022 (the initial recognition) and December 31, 2022 are as follows:

Valuation Assumptions	December 31, 2022	Initial Recognition on March 2, 2022

Stock Price	$0.73	$9.43
Strike Price	$11.50	$11.50
Volatility (annual)	109.26%	30.66%
Risk-free rate	4.04%	1.74%
Estimated time to expiration (years)	4.172	5.000
Dividend yield	—%	—%